Property, Plant and Equipment	12 Months Ended
Mar. 31, 2013
Property, Plant and Equipment

8. Property, Plant and Equipment

The major classes of property, plant and equipment at March 31, 2013 and 2012, are as follows:

	Millions of yen
	2013	2012
Land	¥107,168	¥97,943
Buildings	389,484	353,486
Machinery and equipment	772,526	712,578
Construction in progress	22,339	21,897

Total	1,291,517	1,185,904
Less: accumulated depreciation and amortization	(706,297)	(656,248)

Net property, plant and equipment	¥585,220	¥529,656